Securities - Summary of Non-Interest Revenue (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Disclosure Of Non interest, dividend and fee income [Line Items]
Insurance revenue	$ 1,879	$ 2,070	$ 2,023
Interest,dividend and fee income [Member]
Disclosure Of Non interest, dividend and fee income [Line Items]
Insurance revenue	354	325
Securities gains other than trading [Member]
Disclosure Of Non interest, dividend and fee income [Line Items]
Insurance revenue	$ 1	$ 0